Lease liabilities (Schedule of expenses recognized to leases for which exemption applied) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Short-term leases	$ 9,167	$ 25,781
Low value leases	617	652
Variable leases	27,519	55,673
Total	$ 37,303	$ 82,106